SHARE CAPITAL- Classes of Share Capital (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 07, 2020 shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised			50,000,000			50,000,000
Value of Shares authorised | $			$ 1,200			$ 1,200
Par value per share | $ / shares			$ 0.024			$ 0.024
Issued:			1,502,110			1,156,251		566,379
Issued capital	¥ 591	[1]	$ 91,000	¥ 397
Issuance of new shares | ¥	230			181
Warrants exercised | ¥	10,258						¥ 1,716
Equity compensation | ¥	17			13
Issued capital	¥ 943	[2]	$ 143,000	¥ 591	[1]	$ 91,000	¥ 397
Balance	3,674,370		3,674,370	2,435,662		2,435,662
Warrants exercised (in shares)	685,339		685,339
Issuance of new shares - share-based compensation to CEO and CFO (in shares)	114,279		114,279	82,457		82,457
Ending Balance (in shares)	5,976,098		5,976,098	3,674,370		3,674,370	2,435,662
Share capital [member]
Disclosure Of SHARE CAPITAL [Line Items]
Warrants exercised | ¥	¥ 105						¥ 19
Warrants exercised (in shares)	685,339		685,339

[1]	(1) Equivalent to US$91,000
[2]	(2) Equivalent to US$143,000